PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of property, plant and equipment is as follows:

	June 30,
	2017	2018

Buildings	$70,029	$72,257
Machinery	10,892	14,070
Software	10,004	11,892
Vehicles	4,378	4,717
Electronic and other equipment	29,321	31,310
Construction in progress	4,113	1,824
	$128,737	$136,070

Less: Accumulated depreciation and impairment	(48,208)	(55,860)

	$80,529	$80,210

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
The Company has entered into operating lease contracts related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2017	2018

Buildings leased to others - at original cost	$13,925	$14,255
Less: accumulated depreciation	(4,261)	(4,714)
Buildings leased to others - net	$9,664	$9,541